25. FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial income (expenses)
Risk policy validity	1 year
Financial investment	R$ 100,000
Percentage of long term gross debt	82.50%	78.70%